Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of forecasted cash flows for inflation risk - Interest rate risk [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	$ 3,214,546	$ 2,416,305
Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(259,168)	(198,385)
Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	2,955,378	2,217,920
Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	259,168	198,385
Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(3,214,546)	(2,416,305)
Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(2,955,378)	(2,217,920)
Demand [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk
Demand [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk
Demand [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk
Demand [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk
Demand [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk
Demand [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk
Up To One Month [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	112,209	29,673
Up To One Month [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(10,882)
Up To One Month [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	101,327	29,673
Up To One Month [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	10,882
Up To One Month [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(112,209)	(29,673)
Up To One Month [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(101,327)	29,673
Between 1 and 3 months [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	410,507	69,969
Between 1 and 3 months [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(24,505)	(1,722)
Between 1 and 3 months [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	386,002	68,247
Between 1 and 3 months [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	24,505	1,722
Between 1 and 3 months [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(410,507)	(69,969)
Between 1 and 3 months [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(386,002)	(68,247)
Between 3 and 12 months [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	397,542	124,365
Between 3 and 12 months [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(20,551)	(45,306)
Between 3 and 12 months [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	376,991	79,059
Between 3 and 12 months [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	20,551	45,306
Between 3 and 12 months [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(397,542)	(124,365)
Between 3 and 12 months [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(376,991)	(79,059)
Between 1 and 3 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	1,197,961	756,915
Between 1 and 3 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(98,565)	(40,278)
Between 1 and 3 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	1,099,396	716,637
Between 1 and 3 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	98,565	40,278
Between 1 and 3 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(1,197,961)	(756,915)
Between 1 and 3 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(1,099,396)	(716,637)
Between 3 and 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	393,717	611,335
Between 3 and 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(52,368)	(65,673)
Between 3 and 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	341,349	545,662
Between 3 and 5 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	52,368	65,673
Between 3 and 5 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(393,717)	(611,335)
Between 3 and 5 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	(341,349)	(545,662)
More than 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	702,610	824,048
More than 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(52,297)	(45,406)
More than 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	650,313	778,642
More than 5 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows for inflation risk	52,297	45,406
More than 5 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows for inflation risk	(702,610)	(824,048)
More than 5 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows for inflation risk	$ (650,313)	$ (778,642)